UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Woodside Asset Management, Inc.
Address: 3000 Sand Hill Rd., Bldg. 2 Ste. 160
         Menlo Park, CA  94025



13F File Number: 28-6942

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Claudia Belmessieri
Title:   Operations Manager
Phone:   650-854-5100
Signature, Place, and Date of Signing:

Claudia Belmessieri Menlo Park, CA July 30, 2002


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:  50
Form 13F Information Table Value Total:  $113,387


List of Other Included Managers:

No.   13F File Number        Name




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                                                          FORM 13F INFORMATION TABLE
				CLASS			MktVal	  Prn	Invst	Oth	Voting Authority
NAME OF ISSUER		TITLE	CUSIP  	x$1000    Shs Amt	Dscrt	Mgr	Sole		Shr	None
-----------------------	-----	---------- ------- ------ ---	-----	---	-----		----	----

Allied Waste Indus.	COM	019589308	 720    75040 SH	SOLE		 75040	0	0
Amercnn Muni Term Tr II	COM	027654102	 387    34950 SH	SOLE		 34950 	0	0
Avalon Bay Comm. Inc.	COM	053484101	3182    68134 SH	SOLE		 68134 	0	0
Bemis Inc.			COM	081437105	2479    52180 SH	SOLE		 52180 	0	0
Blackrock Adv. Term Tr	COM	09247A101	 367    31393 SH	SOLE		 31393 	0	0
Blackrock CA Ins Muni	COM	09247G108	 745    46585 SH	SOLE		 46585 	0	0
Blackrock Invt Quality	COM	09247J102	 384    40870 SH	SOLE		 40870 	0	0
Blackrock Broad Inv Gr	COM	09247Q106	 176    11355 SH	SOLE		 11355 	0	0
Block H & R Inc.		COM	093671105	2703    58565 SH	SOLE		 58565 	0	0
Boston Properties Inc.	COM	101121101	2983    74671 SH	SOLE		 74671 	0	0
Calpine Corporation	COM	131347106	1800	 256010 SH	SOLE		256010 	0	0
ChoicePoint Inc.		COM	170388102	2903    63836 SH	SOLE		 63836 	0	0
Conagra Inc.		COM	205887102	3064   110820 SH	SOLE		110820 	0	0
DRS Technologies Inc.	COM	23330X100	1519    35540 SH	SOLE		 35540 	0	0
Dentsply Intl Inc New	COM	249030107	2912    78885 SH	SOLE		 78885 	0	0
Ebay Inc.			COM	278642103	3044    49403 SH	SOLE		 49403 	0	0
Equity Office Prop.	COM	294741103	2824    93818 SH	SOLE		 93818 	0	0
Equity Residential	COM	29476L107	3067   106691 SH	SOLE		106691 	0	0
Fifth Third Bancorp	COM	316773100	3551    53285 SH	SOLE		 53285 	0	0
First Data Corp. 		COM	319963104	2843    76420 SH	SOLE		 76420 	0	0
Flowserve Corp.		COM	34354P105	1376    46185 SH	SOLE		 46185 	0	0
Forest Laboratories 	COM	345838106	2296    32430 SH	SOLE		 32430 	0	0
Gen Dynamics Corp.	COM	369550108	3209    30170 SH	SOLE		 30170 	0	0
Hanover Compressor Co.	COM	410768105	2140   158493 SH	SOLE		158493 	0	0
Home Depot Inc.		COM	437076102	2388    65010 SH	SOLE		 65010 	0	0
Huaneng Power Int'l ADR	COM	443304100	4577   142065 SH	SOLE		142065 	0	0
Intuit Inc.			COM	461202103	2851    57340 SH	SOLE		 57340 	0	0
Johnson & Johnson		COM	478160104	2635    50420 SH	SOLE		 50420 	0	0
Kimco Realty Corp.	COM	49446R109	3066    91550 SH	SOLE		 91550 	0	0
L-3 Communications	COM	502424104	1183    21910 SH	SOLE		 21910 	0	0
Ligand Pharmaceuticals	COM	53220K207	1715   118290 SH	SOLE		118290 	0	0
Luxottica Group SPA ADR	COM	55068R202	2949   155200 SH	SOLE		155200 	0	0
Mattel Inc.			COM	577081102	3261   154705 SH	SOLE		154705 	0	0
Mettler-Toledo Intl.	COM	592688105 	2090    56690 SH	SOLE		 56690 	0	0
OM Group Inc.		COM	670872100	2726    43975 SH	SOLE		 43975 	0	0
Oracle Corp.		COM	68389X105	 162    17058 SH	SOLE		 17058	0	0
Pfizer Inc.			COM	717081103	1644    46970 SH	SOLE		 46970 	0	0
Plum Creek Timber Co.	COM	729251108	3800   123775 SH	SOLE		123775 	0	0
SCP Pool Corp.		COM	784028102	1482    53380 SH	SOLE		 53380 	0	0
Simon Property Grp Inc.	COM	828806109	3483    94535 SH	SOLE		 94535 	0	0
Solectron Corp.		COM	834182107	2058   334625 SH	SOLE		334625 	0	0
SunGard Data Systems	COM	867363103	2457    92790 SH	SOLE		 92790 	0	0
TCW DW Term Trust 2003	COM	87234U108	 372    34585 SH	SOLE		 34585 	0	0
Tyco Int'l Ltd (New)	COM	902124106	 943    69765 SH	SOLE		 69765 	0	0
Vornado Realty Trust	COM	929042109	3402    73640 SH	SOLE		 73640 	0	0
Wal-Mart Stores, Inc.	COM	931142103	3308    60135 SH	SOLE		 60135 	0	0
Waste Management Inc.	COM	94106L109	2425    93075 SH	SOLE		 93075 	0	0
Werner Enterprises Inc.	COM	950755108	2363   110874 SH	SOLE		110874 	0	0
Westpac Bking Corp. ADS	COM	961214301	2850    62915 SH	SOLE		 62915 	0	0
Nabors Industries Ltd.	COM	G6359F103	2523    71485 SH	SOLE		 71485 	0	0
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